Notes to the Consolidated Statements of Cash Flows (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operating activities

Operating activities

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Adjustment for non-cash items
Depreciation	68,822	55,890
Depreciation of right-of-use assets	53,594	45,774
Amortization	1,020	312
Impairments	9	(23)
Capital loss from the sale of property, plant and equipment	1,329	-
Capital gains from the sale of non-current assets (see Note 17)	(32,543)	-
Listing costs (see Note 21)	636,267	-
Share-based payment expense	249,332	152
Provisions	(6,403)	-
Unrealized exchange differences	7,891	(30)
Finance income	(247)	(127)
Finance costs	91,283	544,901
Fair value gains on financial liabilities measured at fair value	(582,379)	(1,329)
Share of results of joint venture	(270)	(192)
Total non-cash adjustments	487,705	645,328

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Net changes in working capital:
(Increase)/decrease in trade receivables	(2,171)	4,802
(Increase)/decrease in prepaid expenses	(7,174)	(1,070)
(Increase)/decrease in accrued income	(33,451)	8,787
(Increase)/decrease in other receivables	10,907	15,594
Increase/(decrease) in trade and other payables	163,467	(53,129)
Increase/(decrease) in accrued expense	16,855	10,069
Increase/(decrease) in deferred income	(15,484)	(10,499)
Increase/(decrease) in other liabilities	10,197	55,005
Total net changes in working capital	143,146	29,559

	For the year ended December 31,
(SEK in thousands)	2025	2024
Adjustments for non-cash items
Depreciation	130,802	129,022
Depreciation of right-of-use assets	96,694	96,940
Amortization	312	1,056
Loss from disposal of property, plant, and equipment	5,321	-
Capital gains from the sale of non-current assets	-	(8,985)
Share-based payment expense	15,629	10,171
Unrealized exchange differences	77,903	(1,926)
Finance income	(5,080)	(65,615)
Finance costs	588,646	224,345
Provision	12,332	-
Fair value loss/(gain) on financial assets or liabilities measured at fair value through profit or loss	129,262	(51,832)
Share of results of joint venture	(1,430)	(282)
Total non-cash adjustments	1,050,391	332,894

	For the year ended December 31,
(SEK in thousands)	2025	2024
Net changes in working capital
(Increase)/decrease in trade receivables	10,571	23,153
(Increase)/decrease in prepaid expenses	3,899	(5,152)
(Increase)/decrease in accrued income	(1,789)	(7,964)
(Increase)/decrease in other receivables	(22,174)	173,091
Increase/(decrease) in trade and other payables	(52,186)	96,414
Increase/(decrease) in accrued expense	69,950	(15,219)
Increase/(decrease) in deferred income	3,193	9,395
Increase/(decrease) in other liabilities	30,577	11,831
Net changes in working capital	42,041	285,549

Schedule of cash flows from financing activities

		Non-cash changes
(SEK in thousands)	January 1, 2025	Financing cash flow	Fair value adjustments	New lease agreements	Other changes	December 31, 2025
Note		(i)	25	(iii)	(ii)
Loans and borrowings (current and non-current)	-	16,743	-	-	(503)	16,240
Convertible debenture	379,795	246,912	-	-	(418,991)	207,716
Lease liabilities (current and non-current)	641,507	(137,218)	-	155,324	(17,060)	642,553
Liabilities associated with cash advances	166,216	205,236	-	-	(16,610)	354,842
Other financial liabilities (embedded derivative - convertible debentures)	-	-	4,603	-	-	4,603
Other financial liabilities (derivative instruments - warrants)	1,432	-	124,659	-	2,289	128,381
Total liabilities from financing activities	1,188,950	331,673	129,262	155,324	(450,874)	1,354,335

		Non-cash changes
(SEK in thousands)	January 1, 2024	Financing cash flow	Fair value adjustments	New lease agreements	Other changes	December 31, 2024
Note		(i)	25		(ii)
Loans and borrowings (current and non-current)	257,424	(309,456)	55,926	-	(3,894)	-
Convertible debenture	-	319,887	-	-	59,908	379,795
Lease liabilities (current and non-current)	539,080	(121,975)	-	84,768	139,634	641,507
Liabilities associated with cash advances	-	211,147	-	-	(44,931)	166,216
Other financial liabilities (derivatives)	48,814	(3,787)	(89,911)	-	46,316	1,432
Total liabilities from financing activities	845,318	95,816	(33,985)	84,768	197,033	1,188,950

(i)	Cash flows from Loans and borrowings (current and non-current), Convertible debenture, Lease liabilities (current and non-current) and Other financial liabilities (derivatives) represent the net amount of cash from borrowing and repayment of borrowings in the Consolidated Statements of Cash Flows.
(ii)	Other changes include changes in exchange rates, accrued interest, remeasurements of the lease liabilities, and reduction in factoring liabilities.
(iii)	In 2025, the Group entered into new lease agreements as part of its operations, with the largest lease relating to a charging station with an acquisition value of SEK 26,828 thousand.